Measurement of financial assets and liabilities - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 5,436	$ 3,631
Financial assets, financial instruments not offset in the consolidated statement of financial position	(150)	(179)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(1,529)	(217)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(3,615)	(3,174)
Net amount of financial assets	142	61
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(938)	(866)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	138	179
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	39	40
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	730	572
Net amount of financial liabilities	(31)	(75)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(225)	(284)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	138	179
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	57	27
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		6
Net amount of financial liabilities	(30)	(72)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(713)	(582)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	(18)	13
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	730	566
Net amount of financial liabilities	(1)	(3)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	1,820	457
Financial assets, financial instruments not offset in the consolidated statement of financial position	(138)	(179)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(1,529)	(217)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(11)
Net amount of financial assets	142	61
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	3,616	3,174
Financial assets, financial instruments not offset in the consolidated statement of financial position	(12)
Financial assets, securities collateral not offset in the consolidated statement of financial position	$ (3,604)	$ (3,174)